Business Segment Information - Narrative (Details) - Social Finance, Inc. $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 28, 2020 USD ($)	Mar. 31, 2021 USD ($) segment	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment		3		3
Related party notes		$ 211	$ 1,052	$ 3,189	$ 3,338	$ 0
Seller Note | Other
Segment Reporting Information [Line Items]
Related party notes		211	$ 1,052	$ 3,189	$ 3,338
Reversal of loss on discount		$ 169
8 Limited
Segment Reporting Information [Line Items]
Purchase consideration	$ 16,126